Earnings per share - Summary of adjusted earnings per share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Adjusted net profit attributable to shareholders	£ 1,961	£ 1,689	£ 1,543	£ 1,808	£ 1,674
Weighted average number of shares	1,918.5	1,928.0	1,926.2
Adjusted EPS	£ 1.022	£ 0.876	£ 0.801	£ 0.930	£ 0.847